INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Patents	$ 680,118	$ 660,586	$ 579,235
Less: Accumulated amortization	61,702	50,557	35,695
Intangible assets - net	$ 618,416	$ 610,029	$ 543,540